May 5, 2008

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE: Gabelli Capital Series Funds, Inc. (the "Company") FILE NOS. 33-61254/811-07644
                  ----------------------------
Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Company does not differ from that contained in Post-Effective Amendment No. 16 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2008 (Accession No. 0000935069-08-001050).

Should you have any questions with respect to this filing, please contact the undersigned at (617) 338-5176.

Very truly yours,

/S/ KERI LYNNE COLLIN

Keri Lynne Collin
Associate Regulatory Administrator
Regulatory Administration Department
PFPC Inc.

99 High Street, 27th Floor
Boston, MA  02110

cc:      B. Alpert
         R. DiMartino
         D. Joire
         D. James
         A. Lonergan